Offerings - Offering: 1	Dec. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	376.43
Maximum Aggregate Offering Price	$ 301,144,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,587.99
Offering Note	(1) Pursuant to Rule 457(h) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") to which this exhibit relates registers shares of common stock of Motorola Solutions, Inc. (the "Registrant," and such shares, the "Common Stock") that are issuable under the Motorola Solutions 401(k) Plan (as amended or amended and restated, the "Plan"). In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Plan. (2) In accordance with Rule 416(a) under the Securities Act, this Registration Statement covers an indeterminate number of additional shares of Common Stock, as may be issuable pursuant to future stock dividends, stock splits, or similar transactions. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act and based on the average of the high and low prices of the Registrant's common stock on December 26, 2025 , as reported on the New York Stock Exchange.